Leases (Details) - Schedule of weighted average remaining lease terms and discount rates for all of operating leases		Dec. 31, 2022	Dec. 31, 2021
Remaining lease term and discount rate:
Weighted average remaining lease term (years)		8 years 6 months 10 days	7 years 2 months 19 days
Weighted average discount rate	[1]	4.35%	4.87%

[1]	The Company used incremental borrowing rate of 6.98% for its lease contracts entered prior to fiscal year 2022 in the PRC, and for lease contracts entered in fiscal year 2022, the Company used new incremental borrowing rate of 3.95%. The Company used incremental borrowing rate 3.75% for its lease contracts in the United States.